Share-Based Compensation - Summary of Compensation Expense Recognized for Share-Based Awards Granted (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 289,705	¥ 408,208	¥ 281,744
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 289,705	408,208	279,748
JOYY 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses		¥ 0	¥ 1,996